TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry-forward	$ 52,976	$ 52,035
Reserves and allowances	7,843	7,016
Net deferred tax assets before valuation allowance	60,819	59,051
Less - Valuation allowance	(53,687)	(53,865)
Deferred tax asset	7,132	5,186
Short-term deferred tax asset	2,277	1,621
Long-term deferred tax asset	4,855	3,565
Domestic Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	4,350	3,704
Short-term deferred tax asset	1,397	1,157
Long-term deferred tax asset	2,953	2,547
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax asset	2,782	1,482
Short-term deferred tax asset	880	463
Long-term deferred tax asset	$ 1,902	$ 1,019